INVENTORY	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
INVENTORY
INVENTORY

NOTE 4 - INVENTORY

Raw materials consist of materials and packaging for manufacturing of products owned by the Company. Work-in-progress consists of cultivation materials and live plants. Finished goods consists of cannabis products sold in retail and distribution. Inventory as of June 30, 2023 and December 31, 2022 consisted of the following:

	(in thousands)
	June 30, 2023	December 31, 2022

Raw Materials	$674	$524
Work-In-Progress	649	284
Finished Goods	1,629	1,131
Total Inventory	$2,952	$1,939

NOTE 4 – INVENTORY

Raw materials consist of materials and packaging for manufacturing of products owned by the Company. Work-in-progress consists of cultivation materials and live plants grown at Black Oak Gallery and Hegenberger. Finished goods consists of cannabis products sold in retail and distribution. Inventory as of December 31, 2022 and 2021 consisted of the following:

	(in thousands)
	December 31, 2022	December 31, 2021

Raw Materials	$524	$2,258
Work-In-Progress	284	1,077
Finished Goods	1,131	2,845
Total Inventory	$1,939	$6,180